Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments
Schedule of financial assets and financial liabilities

		Fair value
As of December 31, 2017	Amortized cost	accounted through profit or loss	accounted through other comprehensive Income	Total
Assets
Cash and cash equivalents (1)	1,469	1,362	-	2,831
Investments	3,169	2,913	-	6,082
Trade receivables	8,648	-	-	8,648
Other receivables (2)	387	58	10	455

Total	13,673	4,333	10	18,016

Liabilities
Trade payables	11,584	-	-	11,584
Loans	12,218	17	-	12,235
Salaries and social security payables	2,310	-	-	2,310
Other liabilities (2)	91	-	-	91

Total	26,203	17	-	26,220

(1) Includes 1,364 as of December 31, 2017, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.

(2) Only includes financial assets and liabilities according to the scope of IFRS 7.

		Fair value
As of December 31, 2016	Amortized cost	accounted through profit or loss	accounted through other comprehensive Income	Total
Assets
Cash and cash equivalents (1)	2,436	1,509	-	3,945
Investments	349	1,748	-	2,097
Trade receivables	7,785	-	-	7,785
Other receivables (2)	333	2	-	335

Total	10,903	3,259	-	14,162

Liabilities
Trade payables	9,131	-	-	9,131
Loans	11,910	1	1	11,912
Salaries and social security payables	1,794	-	-	1,794
Other liabilities (2)	75	-	-	75

Total	22,910	1	1	22,912

(1) Includes 934 as of December 31, 2016, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.

(2) Only includes financial assets and liabilities according to the scope of IFRS 7.

Schedule of gains and losses of financial instruments by category

Gains and losses by category – Year 2017

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	2,211	947
Financial liabilities at amortized cost	(3,213)	(940)
Financial assets at fair value through profit or loss (a)	904	-
Financial liabilities at fair value through profit or loss (b)	3	-

Total	(95)	7

(a)Includes 121 corresponding to other short-term investments and 783 corresponding to Government bonds.

(b)Corresponding to NDF.

Gains and losses by category – Year 2016

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	707	374
Financial liabilities at amortized cost	(3,010)	(1,667)
Financial assets at fair value through profit or loss (a)	305	-
Financial liabilities at fair value through profit or loss (b)	(1)	-

Total	(1,999)	(1,293)

(a)Includes 61 corresponding to other short-term investments,  6 corresponding to NDF, 11 corresponding to Tuve’s share purchase option and 227 corresponding to Government bonds.

(b)Corresponding to NDF.

Schedule of investments in government bonds at amortised cost with its fair value

	As of December 31, 2017		As of December 31, 2016
Investments	Book value	Fair value (*)	Book value	Fair value (*)

Government bonds (dollar linked)	293	301	-	-
Government bonds in foreign currency	2,377	2,387	258	264
Provincial and Municipal government bonds currency	419	417	-	-
Provincial government bonds in pesos	8	8	17	17
Provincial and Municipal government bonds (dollar linked)	72	59	74	70

Total	3,169	3,172	349	351

(*) According to IFRS selling costs are not deducted.

Schedule of offsetting of financial assets and financial liabilities

	As of December 31, 2017
	Trade receivables	Other receivables (1)	Trade payables	Other liabilities (1)
Current and noncurrent assets (liabilities) - Gross value	10,155	488	(13,091)	(124)
Offsetting	(1,507)	(33)	1,507	33

Current and noncurrent assets (liabilities) – Booked value	8,648	455	(11,584)	(91)

(1) Includes financial assets and financial liabilities according to IFRS 7.

	As of December 31, 2016
	Trade receivables	Other receivables (1)	Trade payables	Other liabilities (1)
Current and noncurrent assets (liabilities) - Gross value	9,196	357	(10,542)	(97)
Offsetting	(1,411)	(22)	1,411	22

Current and noncurrent assets (liabilities) – Booked value	7,785	335	(9,131)	(75)

(1) Includes financial assets and financial liabilities according to IFRS 7.